Exhibit 99.1

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

Collection Period Start	1-Jan-26	Distribution Date	17-Feb-26
Collection Period End	31-Jan-26	30/360 Days	30
Beg. of Interest Period	15-Jan-26	Actual/360 Days	33
End of Interest Period	17-Feb-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,125,500,324.86	1,040,524,638.88	1,024,417,862.87	0.9101889
Total Securities		1,125,500,324.86	1,040,524,638.88	1,024,417,862.87	0.9101889
Class A-1 Notes	4.467000%	91,900,000.00	6,924,314.02	0.00	0.0000000
Class A-2a Notes	4.440000%	207,600,000.00	207,600,000.00	202,681,839.24	0.9763094
Class A-2b Notes	4.177350%	180,000,000.00	180,000,000.00	175,735,698.77	0.9763094
Class A-3 Notes	4.320000%	387,600,000.00	387,600,000.00	387,600,000.00	1.0000000
Class A-4 Notes	4.350000%	61,430,000.00	61,430,000.00	61,430,000.00	1.0000000
Class B Notes	4.560000%	33,770,000.00	33,770,000.00	33,770,000.00	1.0000000
Class C Notes	4.810000%	37,700,000.00	37,700,000.00	37,700,000.00	1.0000000
Certificates	0.000000%	125,500,324.86	125,500,324.86	125,500,324.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	6,924,314.02	28,353.33	75.3461808	0.3085237
Class A-2a Notes	4,918,160.76	768,120.00	23.6905624	3.7000000
Class A-2b Notes	4,264,301.23	689,262.75	23.6905624	3.8292375
Class A-3 Notes	0.00	1,395,360.00	0.0000000	3.6000000
Class A-4 Notes	0.00	222,683.75	0.0000000	3.6250000
Class B Notes	0.00	128,326.00	0.0000000	3.8000000
Class C Notes	0.00	151,114.17	0.0000000	4.0083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,106,776.01	3,383,220.00

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					10,565,697.81
Monthly Interest					8,354,036.79

Total Monthly Payments					18,919,734.60
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					540,661.15
Aggregate Sales Proceeds Advance					1,231,036.15

Total Advances					1,771,697.30
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					3,534,804.58
Excess Wear and Tear and Excess Mileage					2,073.06
Remaining Payoffs					0.00
Net Insurance Proceeds					1,233,215.64
Residual Value Surplus					32,636.11

Total Collections					25,494,161.29

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		897,891.00			44
Involuntary Repossession		303,920.00			13
Voluntary Repossession		334,191.00			15
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,212,189.33		42
Customer Payoff				87,560.56	3
Grounding Dealer Payoff				1,572,443.07	48
Dealer Purchase				58,490.86	1

Total		1,536,002.00	1,212,189.33	1,718,494.49	166

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,633	1,291,302,436.86	10.00000%	1,040,524,638.88
Total Depreciation Received		(13,140,740.32)		(10,419,283.18)
Principal Amount of Gross Losses	(102)	(3,390,744.81)		(2,768,775.76)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(66)	(1,714,725.04)		(1,314,692.55)
Scheduled Terminations	(61)	(1,939,600.25)		(1,604,024.52)

Pool Balance - End of Period	39,404	1,271,116,626.44		1,024,417,862.87
Remaining Pool Balance
Lease Payment				370,781,421.62
Residual Value				653,636,441.25

Total				1,024,417,862.87

III. DISTRIBUTIONS
Total Collections	25,494,161.29
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	25,494,161.29
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	592,020.38
3. Reimbursement of Sales Proceeds Advance	587,825.62
4. Servicing Fee:
Servicing Fee Due	867,103.87
Servicing Fee Paid	867,103.87
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,046,949.87

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	28,353.33
Class A-1 Notes Monthly Interest Paid	28,353.33
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	768,120.00
Class A-2a Notes Monthly Interest Paid	768,120.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	689,262.75
Class A-2b Notes Monthly Interest Paid	689,262.75
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,395,360.00
Class A-3 Notes Monthly Interest Paid	1,395,360.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	222,683.75
Class A-4 Notes Monthly Interest Paid	222,683.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	128,326.00
Class B Notes Monthly Interest Paid	128,326.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	151,114.17
Class C Notes Monthly Interest Paid	151,114.17
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,383,220.00
Total Note and Certificate Monthly Interest Paid	3,383,220.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	20,063,991.42
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	16,106,776.01
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	16,106,776.01
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,957,215.41

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	4,502,001.30
Required Reserve Account Amount	7,315,752.11
Beginning Reserve Account Balance	7,315,752.11
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	7,315,752.11
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	3,957,215.41
Gross Reserve Account Balance	11,272,967.52
Remaining Available Collections Released to Seller	3,957,215.41
Total Ending Reserve Account Balance	7,315,752.11

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			21.87
Monthly Prepayment Speed			48%
Lifetime Prepayment Speed			39%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,921,410.43
Securitization Value of Defaulted Receivables and Casualty Receivables		2,768,775.76	102
Aggregate Defaulted and Casualty Gain (Loss)		(847,365.33)
Pool Balance at Beginning of Collection Period		1,040,524,638.88
Net Loss Ratio
Current Collection Period		-0.0814%
Preceding Collection Period		-0.0182%
Second Preceding Collection Period		-0.0159%
Third Preceding Collection Period		-0.0079%
Cumulative Net Losses for all Periods		0.1312%	1,476,993.48

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.66%	6,829,156.23	233
61-90 Days Delinquent	0.14%	1,426,132.34	54
91-120 Days Delinquent	0.05%	491,736.51	19
More than 120 Days	0.00%	43,895.11	2

Total Delinquent Receivables:	0.84%	8,790,920.19	308

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.19%
Preceding Collection Period		0.21%	0.20%
Second Preceding Collection Period		0.23%	0.21%
Third Preceding Collection Period		0.16%	0.15%
60 Day Delinquent Receivables		1,961,763.96
Delinquency Percentage		0.19%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		897,891.00	44
Securitization Value		899,043.34	44

Aggregate Residual Value Surplus (Loss)		(1,152.34)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		2,509,970.00	115
Cumulative Securitization Value		2,472,773.27	115

Cumulative Residual Value Surplus (Loss)		37,196.73

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			669,718.18
Reimbursement of Outstanding Advance			587,825.62
Additional Advances for current period			1,231,036.15

Ending Balance of Residual Advance			1,312,928.71

Beginning Balance of Payment Advance			1,608,768.47
Reimbursement of Outstanding Payment Advance			592,020.38
Additional Payment Advances for current period			540,661.15

Ending Balance of Payment Advance			1,557,409.24

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO